INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Property, plant and equipment
As of the beginning of period	$ 74,573,278	$ 67,853,835
Additions	1,347,000	3,948,660
Disposals	(10,165)	(9,013)
Depreciation of the year	(1,524,370)	(1,243,403)
Foreign currency translation	172,753	(619,370)
As of the end of period	74,558,496	69,930,709
Capitalized financial costs	68,668	36,589
Office equipment
Property, plant and equipment
As of the beginning of period	410,338	263,892
Additions	3,231	34,918
Depreciation of the year	(20,366)	(17,004)
Foreign currency translation	4,188	(901)
As of the end of period	397,391	280,905
Vehicles
Property, plant and equipment
As of the beginning of period	2,200,349	2,032,853
Additions		28,680
Disposals	(9,892)	(9,013)
Depreciation of the year	(257,352)	(188,532)
Foreign currency translation		(1,446)
As of the end of period	1,933,105	1,862,542
Equipment and computer software
Property, plant and equipment
As of the beginning of period	507,469	174,399
Additions	10,480	30,188
Depreciation of the year	(61,339)	(35,963)
Foreign currency translation	7,522	(883)
As of the end of period	464,132	167,741
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,786,470	2,862,949
Disposals	(129)
Depreciation of the year	(202,788)	(184,877)
Foreign currency translation	1,113	(1,211)
As of the end of period	2,584,666	2,676,861
Machinery and equipment
Property, plant and equipment
As of the beginning of period	16,710,328	14,463,756
Additions	165,281	176,837
Transfers	39,488
Disposals	(144)
Depreciation of the year	(727,024)	(595,729)
Foreign currency translation	89,732	(74,271)
As of the end of period	16,277,661	13,970,593
Land and buildings
Property, plant and equipment
As of the beginning of period	39,677,902	36,144,792
Depreciation of the year	(255,501)	(221,298)
Foreign currency translation	61,612	(283,418)
As of the end of period	39,484,013	35,640,076
Buildings in progress
Property, plant and equipment
As of the beginning of period	12,280,422	11,911,194
Additions	1,168,008	3,678,037
Transfers	(39,488)
Foreign currency translation	8,586	(257,240)
As of the end of period	$ 13,417,528	$ 15,331,991